Income (Loss) Per Common Share (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) Per Common Share (Textual) [Abstract]
Convertible Preferred Stock, Terms of Conversion	was greater than or equal to the conversion prices of $17.56 and $19.47
Minimum [Member]
Debt Instrument [Line Items]
Conversion Price	$ 17.56
Maximum [Member]
Debt Instrument [Line Items]
Conversion Price	$ 19.47
6.5% Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Effective interest rate	6.50%	6.50%	8.46%
2.75% Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Effective interest rate	2.75%		7.40%